Income Tax - Schedule of Income Tax Provisions (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Schedule of Income Tax Provisions [Line Items]
Total income tax provisions	$ 2,119,225	$ 4,240,039	$ 4,240,039	$ 6,344,963	$ 6,344,963
Cayman Islands [Member]
Schedule of Income Tax Provisions [Line Items]
Total income tax provisions
PRC [Member]
Schedule of Income Tax Provisions [Line Items]
Total income tax provisions	2,119,225		4,240,039		6,344,963
BVI [Member]
Schedule of Income Tax Provisions [Line Items]
Total income tax provisions
HK [Member]
Schedule of Income Tax Provisions [Line Items]
Total income tax provisions